Corporate Information and Basis of Presentation	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Corporate Information and Basis of Presentation	Corporate Information and Basis of Presentation
Corporate Information
QIAGEN N.V. is a public limited liability company (naamloze vennootschap) under Dutch law with a registered office at
Hulsterweg 82, 5912 PL Venlo, The Netherlands. QIAGEN N.V., a Netherlands holding company, and subsidiaries (we, our or the Company) is a leading global provider of Sample to Insight solutions, enabling customers to extract and gain valuable molecular insights from samples containing the building blocks of life. Our Sample technologies isolate and process DNA, RNA and proteins from blood, tissue and other materials. Assay technologies prepare these biomolecules for analysis while bioinformatics software and knowledge bases can be used to interpret data to find actionable insights.
Automation solutions bring these processes together into seamless and cost-effective workflows. We serve over 500,000 customers globally in Life Sciences (academia, pharma R&D and industrial applications, primarily forensics) and Molecular
Diagnostics for clinical healthcare. As of December 31, 2024, we employed more than 5,700 people in over 35 locations worldwide.
Basis of Presentation
The accompanying consolidated financial statements were prepared in accordance with U.S. generally accepted accounting principles (GAAP) and all amounts are presented in U.S. dollars rounded to the nearest thousand, unless otherwise indicated.
We undertake acquisitions to complement our own internal product development activities. In January 2023, we acquired
Verogen, Inc., a leader in the use of next-generation sequencing (NGS) technologies to drive the future of human identification (HID) and forensic investigation located in San Diego, California. In May 2022, we acquired BLIRT S.A., a supplier of standardized and customized solutions for proteins and enzymes as well as molecular biology reagents located in Gdańsk, Poland. At the acquisition dates, all the assets acquired and liabilities assumed were recorded at their respective fair values and our consolidated results of operations include the operating results from the acquired companies from the acquisition dates. These acquisitions were not significant to the overall consolidated financial statements.
As of April 1, 2022, the results of our subsidiary in Türkiye are reported under highly inflationary accounting as the prior three-years cumulative inflation rate exceeded 100 percent.
In 2022, we suspended activities in Russia and also with our former commercial partner in Belarus. Due to uncertainties related to the war in Ukraine, and although not material to our consolidated results of operations, during the year ended
December 31, 2022, we recorded a combination of credit losses, write-offs and impairments related to our subsidiary in
Moscow, Russia totaling $4.0 million. These charges are included in the line item restructuring, acquisition, integration and other, net in the accompanying consolidated statement of income.